Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 306.0	$ 524.0	$ 549.0
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	3.0	(31.0)	(31.0)
Net change of the effective portion of designated cash flow hedges	(8.0)	8.0	0.0
Total comprehensive income (loss)	$ 301.0	$ 501.0	$ 518.0